As filed with the Securities and Exchange Commission on October 29, 2024

Securities Act File No. 333-30810

Investment Company Act of 1940 File No. 811-09819

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 307	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 309	☒

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

One Iron Street

Boston, Massachusetts 02210

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (617) 664-1465

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

Copies to:

Adam M. Schlichtmann, Esq.

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, Massachusetts 02199-3600

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485, paragraph (b)
☒	on November 28, 2024 pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on _________________ pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on _________________ pursuant to Rule 485, paragraph (a)(2)

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 307 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until November 28, 2024, the effectiveness of Post-Effective Amendment No. 303 to the Registrant’s Registration Statement on Form N-1A, with respect to the State Street Target Retirement 2070 Fund which was filed pursuant to Rule 485(a) under the Securities Act on June 28, 2024 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, State Street Institutional Investment Trust (the “Trust”), certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 29th day of October, 2024.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ann M. Carpenter
Ann M. Carpenter President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Patrick J. Riley*	Trustee	October 29, 2024
Patrick J. Riley

/s/ Michael A. Jessee*	Trustee	October 29, 2024
Michael A. Jessee

/s/ Donna M. Rapaccioli*	Trustee	October 29, 2024
Donna M. Rapaccioli

/s/ John R. Constantino*	Trustee	October 29, 2024
John R. Constantino

/s/ Margaret K. McLaughlin*	Trustee	October 29, 2024
Margaret K. McLaughlin

/s/ George M. Pereira*	Trustee	October 29, 2024
George M. Pereira

/s/ Mark E. Swanson*	Trustee	October 29, 2024
Mark E. Swanson

/s/ Bruce S. Rosenberg Bruce S. Rosenberg	Principal Accounting Officer and Principal Financial Officer	October 29, 2024

/s/ Ann M. Carpenter Ann M. Carpenter	President (Principal Executive Officer)	October 29, 2024

*By:	/s/ E. Gerard Maiorana, Jr.
E. Gerard Maiorana, Jr.
As Attorney-in-Fact Pursuant to Power of Attorney

*	Signature affixed by Edmund Gerard Maiorana, Jr. pursuant to a power of attorney dated May 10, 2023.